Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses*	Supplier relationships*	Trade names*	Platform software*	Non-compete agreement*	Favorable contract*	Internal use software	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2012	3,217	—	—	902	35,083	1,308	104,904	14,025	—	—	—	—	159,439
Additions	12,217	121,425	20,000	1,850	13,500	—	1,955	—	8,900	—	—	—	179,847
Amortization expense	(1,907)	(6,119)	(167)	(1,223)	(10,948)	(95)	(13,305)	(1,020)	(593)	—	—	—	(35,377)

Intangible assets, net December 31, 2012	13,527	115,306	19,833	1,529	37,635	1,213	93,554	13,005	8,307	—	—	—	303,909
Additions	13,934	—	—	4,320	27,770	2,160	14,950	—	10,250	1,500	6,500	13,889	95,273
Disposals	(42)	—	—	—	—	—	—	—	—	—	—	—	(42)
Foreign currency translation difference	—	(3,348)	—	—	—	—	—	—	—	—	—	—	(3,348)
Amortization expense	(4,646)	(7,945)	(999)	(4,893)	(12,535)	(214)	(15,217)	(1,020)	(3,146)	(250)	(6,468)	(1,570)	(58,903)

Intangible assets, net December 31, 2013	22,773	104,013	18,834	956	52,870	3,159	93,287	11,985	15,411	1,250	32	12,319	336,889

Intangible assets, net December 31, 2013 (US$)	3,762	17,182	3,111	158	8,733	522	15,410	1,980	2,546	206	5	2,035	55,650

Annual Estimated Amortization Expenses of Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2014	53,763	8,881
2015	48,827	8,066
2016	40,904	6,757
2017	37,897	6,260
2018	30,403	5,022

	211,794	34,986